Trade Accounts Receivable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Accounts Receivable
21. TRADE ACCOUNTS RECEIVABLE

	2019	2018
Non-current
Accounts receivable	10,612	13,781
Allowance for doubtful accounts	(8,302)	(7,552)

Total	2,310	6,229

Current
Accounts receivable	2,737,716	2,967,451
Receivable with U.E.P.F.P.—Ferrosur Roca S.A.	—	204,665
Accounts receivable in litigation	54,854	30,445
Notes receivable	6,390	278
Foreign customers	17,558	4,997

Subtotal	2,816,518	3,207,836
Allowance for doubtful accounts	(64,474)	(31,769)

Total	2,752,044	3,176,067

Trade receivables are valuated at amortized cost.
Interest are recognized on overdue trade accounts receivable at current market rates. The Group measures the allowance for bad debts for an amount equal to losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated on the basis of a percentage of uncollectibility for ranges of maturity dates for each receivable. This historical percentage must contemplate the expectations of future collectability of receivables and, for such reason, such estimated changes in behaviors.
Before accepting any new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade accounts receivable disclosed in the preceding paragraphs include the amounts (see below the aging analysis) which are overdue as of December 31, 2019 and 2018.
The maturities of accounts receivable is as follows:

	2019	2018
To become due	1,688,683	2,613,653
Past due 0 to 30 days	829,119	403,789
31 to 60 days	94,386	74,451
61 to 90 days	42,100	50,885
More than 90 days	172,842	78,839

Total	2,827,130	3,221,617

Trade receivables disclosed above include certain amounts (see below the aging analysis) that are past due at the end of the reporting period for which the Group has not recognized an allowance for doubtful debts because there has not been a significant change in credit quality and the amounts are still considered recoverable.
Age of receivables that are past due but not impaired is as follows:

	2019	2018
Past due 0 to 30 days	829,119	403,789
31 to 60 days	94,386	74,451
61 to 90 days	42,100	50,885
More than 90 days	100,066	39,518

Total	1,065,671	568,643

Average age (in days)	28	32
Age of impaired trade receivables is as follows:

	2019	2018
Past due
More than 90 days	72,776	39,321

Total	72,776	39,321

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the trade receivable from the date the credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and unrelated.
The allowance for doubtful debts is determined based on an individual analysis of the outstanding balances of receivables; accordingly, all the amount of the allowance refers to individual customers.
The impairment recognized represents the difference between the carrying amount of these trade accounts receivables and the present value of the expected liquidation proceeds. The Group does not hold any collateral over these balances.

Changes in the allowance for doubtful accounts were as follows:

Balances as of January 1, 2018	43,207
Increases	8,443
Effect of foreign currency exchange difference	1,423
Decreases (*)	(13,752)

Balances as of December 31, 2018	39,321

Effect of foreign currency exchange difference	47,848
Increases	(394)
Decreases (*)	(13,999)

Balances as of December 31, 2019	72,776

(*)	Corresponds to insolvency procedures of a client and the effect of the inflation adjustment.